Risks, Uncertainties, and Concentrations	9 Months Ended
Sep. 30, 2021
Risks and Uncertainties [Abstract]
Risks, Uncertainties, and Concentrations
17. RISKS, UNCERTAINTIES, AND CONCENTRATIONS
The Company’s future results could be affected by several risks and uncertainties, including uncertainty of market acceptance of its services, uncertainty in development of new technological innovations, the need to obtain additional funding, and protection of proprietary technology. Future sales and profitability are dependent upon the Company’s ability to successfully attain technological feasibility of new services under development, continued efforts related to market penetration of products and services, and its ability to obtain sufficient sources of financing to fund its operations. There can be no assurance that future developments in computer hardware, software, internet and the worldwide web will not adversely affect the market for the Company’s services.
Legal Proceedings
From time to time, the Company is subject to various legal proceedings and claims, either asserted or unasserted, that arise in the ordinary course of business. Although the outcome of the various legal proceedings and claims cannot be predicted with certainty, management does not believe that any of these proceedings or other claims will have a material effect on the Company’s business, financial condition, results of operations or cash flows.
Major Customers—Accounts Receivable and Revenue
The Company manages its accounts receivable credit risk by performing credit evaluations and monitoring amounts due from the Company’s customers.
The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:
At December 31, 2020 and 2019, one customer represented approximately 15% and 12% of accounts receivable, respectively. At December 31, 2020, five customers accounted for approximately 34% of accounts receivable. At December 31, 2019, five customers represented approximately 30% of accounts receivable.

At September 30, 2021 (unaudited) one customer represented approximately 9% of accounts receivable. At September 30, 2021 (unaudited), five customers represented approximately 27% of accounts receivable.
For the year ended December 31, 2020, one customer represented approximately 10% of revenue and five customers represented approximately 32% of revenue. For the year ended December 31, 2019, five customers represented approximately 28% of revenue.
For the nine months ended September 30, 2021 and 2020 (unaudited), one customer represented approximately 10% and 12% of revenue, respectively. For the nine months ended September 30, 2021 and 2020 (unaudited), five customers represented approximately 29% and 34% of revenue, respectively.
Concentration of Credit
Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250. The Company also places its cash and cash equivalents with some foreign financial institutions and these deposits may at times be in excess of insured limits. At December 31, 2020 and 2019, the Company had balances of $16,307 and $6,700 in excess of the FDIC insured limits, respectively. At September 30, 2021 (unaudited), the Company had balances of $22,209 in excess of the FDIC insured limits. The Company reduces exposure to credit risk by maintaining cash deposits with major financial institutions. The Company has not experienced any losses on these accounts and conclude the credit risk to be minimal.